Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2023	2022	2021
Current payable
Federal	$73	$993	$525
State	215	487	340
	288	1,480	865

Deferred tax (benefit) expense	(362)	401	566

Income tax (benefit) expense	$(74)	$1,881	$1,431

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2023	2022	2021
Federal taxes based on statutory rate	$374	$2,415	$1,874
State income taxes, net of federal benefit	159	384	336
Tax-exempt investment interest	(543)	(836)	(593)
Income related to bank-owned life insurance	(165)	(159)	(218)
Other, net	101	77	32

Income tax (benefit) expense	$(74)	$1,881	$1,431

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2023	2022
Deferred tax assets
ACL	$1,854	$1,313
Deferred compensation liability	2,503	2,491
Other real estate owned	251	261
Unrealized loss on securities available-for-sale	25,146	27,617
Other	488	51
Total	30,242	31,733
Deferred tax liabilities
Premises and equipment	1,941	1,908
Core deposit intangible	75	102
Other	218	147
Total	2,234	2,159
Net deferred tax asset	$28,008	$29,574